GENERAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands					1 Months Ended						12 Months Ended
	Feb. 23, 2025	Feb. 19, 2025	Jan. 31, 2025	Aug. 03, 2023	Feb. 19, 2025	Jan. 31, 2025	Apr. 19, 2024	Nov. 15, 2023	Mar. 30, 2023	Feb. 28, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2018
General [Line Items]
Accumulated deficit											$ (102,539)	$ (106,287)
Net cash used in operating activities											(5,490)	(1,294)	$ (2,367)
Increase in negative operation cash flow												$ (4,196)
Cash and cash equivalent, restricted cash and short term bank deposits											12,252
Net working capital											32,665
Amount of secured financing															$ 20,000
Remaining available secured financing														$ 6,000
Amount raised from private equity placement										$ 5,848
Gross proceeds of subordinated debt										12,000				$ 12,000
Amount of direct offering cost	$ 1,913	$ 8,237	$ 6,000	$ 2,750	$ 8,237	$ 6,000	$ 2,900	$ 2,000	$ 2,400
Warrant issued purchase of ordinary shares		931,099	545,454	33,050	931,099	545,454	143,695	54,050	24,250
Pre-funded warrant issued purchase of ordinary shares				128,715			262,114	183,596	51,631
Warrants exercise price				$ 0.0002			$ 0.0002	$ 0.0002	$ 0.0002
Concurrent private placement of warrant to purchase ordinary shares	212,500	698,324		161,765	698,324		405,808	475,291	75,881
Concurrent private placement of exercise price	$ 9	$ 13.5		$ 17	$ 13.5		$ 7.6	$ 10	$ 33.2
Promissory notes [Member]
General [Line Items]
Gross proceeds of subordinated debt										$ 1,600
Secured Credit Facility [Member] | Fortress Investment Group [Member]
General [Line Items]
Remaining available secured financing											$ 6,000